TAX MATTERS	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of income tax [text block]
Thousands of U.S. dollars
For the years ended December 31,
2019 2020 2021
(Loss) before income tax

(44,475) (42,101) (88,491)
Income tax applying the statutory

tax

rate

11,726 6,694 23,926
Permanent differences

(78) (175) (5,398)
Adjustments due to international tax rates

(4,718) (1,018) 2,800
Tax credits / Withholding

Tax of Spanish Branches
(4,705) (4,661) (4,510)
DTA write off (38,443) (5,619) (21,277)
Total income tax expense (36,218) (4,779) (4,459)
Thousands of U.S. dollars
2020 2021
Deferred tax assets
Tax loss carryforwards 36,546 45,949
Tax credits

7,336 5,890
Tax credits – IFRS 16

950 924
Deferred tax assets from temporary differences
Litigations provisions

4,478 9,489
Financial costs
(426) 4,735
Fixed Assets
11,639 13,165
Operating provisions and others 41,830 35,048
Total deferred tax assets 102,353 115,200
Deferred tax liabilities
Intangible assets (**) (9,917) (5,742)
Others
(1,586) 644
Total deferred tax liabilities (11,503) (5,098)
Balance at December 31, 2021 (*) 90,850 110,102
(*) DTA assets/liabilities were offset by the entity

that has the legal right to settle the tax
amounts on a net basis.
(**) DTL related to Intangible assets arised of Bain Capital acquisition in 2012
Thousands of U.S. dollars
As of December 31,
Recoverable 2020 2021
Non-current
Indirect taxes

4,815 4,505
4,815 4,505
Current
Indirect taxes

29,340 35,451
Other taxes

7,454 7,176
36,794 42,627
Income tax

25,764 30,899
Total

67,373 78,031
Thousands of U.S. dollars
As of December 31,
Payables 2020 2021
Non-current
Social security

1,893 1,653
1,893 1,653
Current
Indirect taxes

38,026 29,857
Other taxes

59,078 58,749
97,104 88,606
Income tax

16,838 8,872
Total 115,835 99,131
Thousands of U.S. dollars
For the years ended December 31,
2019 2020 2021
Current tax expense

(20,438) (22,797) (19,868)
Deferred tax

(15,780) 18,018 15,409
Total income tax expense (36,218) (4,779) (4,459)
Thousands of U.S. dollars
Balance at
12/31/2019
Income Statement
Translation
differences

Balance at
12/31/2020
Increases Decreases
DEFERRED TAX ASSETS

99,631 31,605 (13,010) (15,873) 102,353
Unused tax losses
(*)

32,743 3,545 (5,123) 5,381 36,546
Unused tax credits

4,575 2,027 (120) 855 7,337
Deferred tax assets (temporary differences)
(**)
62,313 26,033 (7,767) (22,109) 58,470
DEFERRED TAX LIABILITIES

(20,378) (735) 159 9,451 (11,503)
Deferred tax liabilities (temporary differences)

(20,378) (735) 159 9,451 (11,503)
(*) Tax credits for loss carryforwards.
(**) The increase is mainly due to the constitution of DTA related to Financial Interests in the Spanish Entities.
Thousands of U.S. dollars
Balance at
12/31/2020
Income Statement
Translation
differences

Balance at
12/31/2021
Increases Decreases
DEFERRED TAX ASSETS

102,353 20,542 (8,623) 928 115,200
Unused tax losses
(*)

36,546 9,647 (1,175) 931 - 45,949
Unused tax credits

7,337 73 (29) (568) - 6,813
Deferred tax assets (temporary differences)
(**)
58,470 10,822 (7,419) 565 - 62,438
DEFERRED TAX LIABILITIES

(11,503) 9,202 (470) - (2,327) - (5,098)
Deferred tax liabilities (temporary
(11,503) 9,202 (470) (2,327) - (5,098)
(*) Tax credits for loss carryforwards.
(**) The increase is mainly due to the constitution of DTA related to Financial Interests in the Spanish Entities.
20)

TAX

MATTERS
a) Income tax
The reconciliation

between

the income

tax expense

that would

result in applying

the statutory

tax rate and the income

tax expense
recorded is

as follow:
b) Deferred

tax assets and

liabilities
Details of

deferred tax assets

and liabilities on December

31, 2020 and 2021

are as

follow:
The deferred tax not recognized

as of December 31, 2021

is 52,021 thousand

of U.S.

dollars (33,249 thousand

of U.S. dollars in December
31, 2020).
The

temporary

differences

associated

with

investments

in

the

Atento’s

subsidiaries,

for

which

a

deferred

tax

liability

has

not

been
recognized,

aggregate

to 4,507

thousand

of U.S. dollars.

Atento

has

determined that

the undistributed

profits of

its

subsidiaries,

joint

venture

or
associate

will not be distributed

in the

foreseeable

future.
The breakdown

and balances

of deferred

tax assets

and deferred tax liabilities

on December

31, 2020 and 2021

are as follow:
There is

no expectation

of distribute

future

dividends until

this report date.

Dividends distribution

must

be subject

to Board approval,
and will

depend on the

Company’s

future earnings,

cash flow,

financial condition,

financial covenants

,

and other relevant

factors
.
c) Taxes

recoverable/payables

Details of

taxes recoverable

and payables

on December

31, 2020

and 2021

are as follow
Permanent differences

in 2021 are mainly related to equity and dividends

distributions

which represents non

-taxable

items in Spain, Brazil,
Guatemala, and

Chile.
DTA

write off in

2021 are

impacted by

the reversal

of DTA

of Tax

Losses

of R Brasil (2,541

thousand

of U.S. dollars) and

Atento

Spain
Holdco

(1,850 thousand

of U.S.

dollars),

as well

as the

non-recognition

of DTA

of Tax

Losses

in the

current

year for

the Luxco

entities (11,106
thousand

of U.S. dollars) and

Atento

Mexico Holdco

(364 thousand

of U.S. dollars).
The breakdown

of the Atento

Group’s income

tax expense

is as follow: